SUPPLEMENTAL CASH FLOW DISCLOSURE	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SUPPLEMENTAL CASH FLOW DISCLOSURE [Text Block]
7.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During the three month period ended October 31, 2012, the Company’s sole director contributed $15,000 (October 31, 2011 -$15,000) as executive services which was recorded as additional paid in capital.

8.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During the year ended July 31, 2005 the Company acquired a patent application and intellectual rights and issued to the inventor a total of 150,000 shares of common stock at $0.05 per share.

During the year ended July 31, 2006 the Company issued 601,000 shares at a value of $36,060 among which $33,960 was received during the year ended July 31, 2005.

During the years ended July 31, 2006, 2007, 2008, 2009, 2010, 2011 and 2012 the Company’s sole director contributed $60,000 per year as executive services which were recorded as additional paid in capital.